Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Assets (liabilities) recognized in the balance sheet (DC- warranty)				$ 2,348,557	$ 2,417,049
Expense in the income statement (net cost for the period, CD-guarantee)				452,913	467,765
Forecast
Disclosure of defined benefit plans [line items]
Expected payments			$ 85,750,924
Long term expected benefit payments			$ 326,674
Financing income | Government Bonds
Disclosure of defined benefit plans [line items]
Interest income				7,534,938	7,094,180
Payment received				7,455,715
Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	$ 2,289,697	$ 2,233,490		2,233,490	$ 2,289,697	$ 2,438,724
Affiliated Companies | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value		2,066,467		2,066,467
FOLAPE | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value		167,023		$ 167,023
Pensions and retirement plans | PEMEX
Disclosure of defined benefit plans [line items]
Promissory note principle amount	$ 15,277,401
Promissory note interest amount		$ 7,544,895
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	8.46%	9.39%		9.39%	8.46%
Actuarial assumption of discount rate increase or decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		12.39%		12.39%
Percentage of decrease in assumed variation rate		(10.39%)		(10.39%)
Actuarial assumption of discount rate increase or decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		18.64%		18.64%
Percentage of decrease in assumed variation rate		(14.12%)		(14.12%)
Medical services of increase or decrease of one percentage point
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		2.48%		2.48%
Percentage of decrease in assumed variation rate		(2.20%)		(2.20%)
Medical services of increase or decrease of one percentage point | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		6.79%		6.79%
Percentage of decrease in assumed variation rate		(4.55%)		(4.55%)
Actuarial assumption of inflation rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		8.04%		8.04%
Percentage of decrease in assumed variation rate		(7.18%)		(7.18%)
Actuarial assumption of inflation rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		0.50%		0.50%
Percentage of decrease in assumed variation rate		(0.08%)		(0.08%)
Actuarial assumption of wage rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		0.88%		0.88%
Percentage of decrease in assumed variation rate		(1.05%)		(1.05%)
Actuarial assumption of wage rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate		4.00%		4.00%
Percentage of decrease in assumed variation rate		(3.25%)		(3.25%)